Fair value of financial instruments - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) independent_division	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Fair Value of Financial Instruments [Abstract]
Number of independent divisions | independent_division	2
Amount of CVA	€ 224	€ 272	€ 293
Change in CVA (as a percent)	17.60%	7.20%	16.50%
Amount of DVA	€ 285	€ 317	€ 330
Change in DVA (as a percent)	10.10%	3.90%	9.30%
Gain (loss) recognized in profit and loss	€ 469	€ 523	€ 404